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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F Cover Page


Report for the Calendar Year or Quarter Ended:        December 31, 2003
                                              ----------------------------------


Check here if Amendment                 [   ]  Amendment Number:
                                                                ----------------
This Amendment (Check only one.):       [   ]  is a restatement

                                        [   ]  adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:      BP Capital Management, L.P.
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Address:   260 Preston Commons West
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           8117 Preston Road
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           Dallas, Texas 75225
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Form 13F File Number:        28-10378
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Robert L. Stillwell
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Title:     Managing Director
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Phone:     (214) 265-4165
           --------------------------------------

Signature, Place, and Date of Signing:

  /s/ Robert L. Stillwell             Dallas, TX            February 10, 2004
-----------------------------       --------------        ----------------------
        (Signature)                  (City, State)               (Date)

Report Type ( Check only one.):

 [  X  ]   13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

 [     ]   13F NOTICE.  (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

 [     ]   13F COMBINATION REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                0
                                        ----------------------
Form 13F Information Table Entry Total:          16
                                        ----------------------
Form 13F Information Table Value Total:        135,050        (thousands)
                                        ----------------------



List of Other Included Managers:
Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE
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                                                     FORM 13F INFORMATION TABLE

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COLUMN 1           COLUMN 2      COLUMN 3      COLUMN 4          COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
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NAMES OF           TITLE OF                     VALUE       SHRS OR   SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
 ISSUER             CLASS          CUSIP       [x$1000]     PRN AMT   PRN   CALL    DISCRETION     MANAGERS    SOLE   SHARED   NONE
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BG PLC             ADR FIN
                   INST N      055434-20-3     $10,420      400,000   SH    N/A      SOLE             0       400,000    0       0

DOW CHEM CO        COM         260543-10-3      $5,633      135,500   SH    N/A      SOLE             0       135,500    0       0

DU PONT E I DE
NEMOURS & CO       COM         263534-10-9      $5,530      120,500   SH    N/A      SOLE             0       120,500    0       0

ENTERPRISE PRODS
PARTNERS LP        COM         293792-10-7      $8,740      356,000   SH    N/A      SOLE             0       356,000    0       0

EXXON MOBIL CORP   COM         30231G-10-2     $10,250      250,000   SH    N/A      SOLE             0       250,000    0       0

GOLAR LNG LTD
BERMUDA            SHS         G9456A-10-0      $6,589      462,400   SH    N/A      SOLE             0       462,400    0       0

GULFTERRA ENERGY
PARTNERS LP        COM         40274U-10-8     $11,682      275,000   SH    N/A      SOLE             0       275,000    0       0

KINDER MORGAN
INC KANS           COM         49455P-10-1      $2,955       50,000   SH    N/A      SOLE             0        50,000    0       0

METHANEX CORP      COM         59151K-10-8      $6,186      552,201   SH    N/A      SOLE             0       552,201    0       0

PLAINS ALL AMERN   UNIT
PIPELINE LP        LTD PARTN   726503-10-5      $7,239      223,000   SH    N/A      SOLE             0       223,000    0       0

QUICKSILVER
RESOURCES INC      COM         74837R-10-4      $3,230      100,000   SH    N/A      SOLE             0       100,000    0       0

SEMPRA ENERGY      COM         816851-10-9      $9,078      302,000   SH    N/A      SOLE             0       302,000    0       0

SUNCOR ENERGY INC  COM         867229-10-6     $15,888      634,000   SH    N/A      SOLE             0       634,000    0       0

SUNOCO INC         COM         86764P-10-9     $10,230      200,000   SH    N/A      SOLE             0       200,000    0       0

VALERO ENERGY
CORP NEW           COM         91913Y-10-0     $12,790      276,000   SH    N/A      SOLE             0       276,000    0       0

VALERO LP          COM UT
                   LTD PRT     91913W-10-4      $8,610      173,000   SH    N/A      SOLE             0       173,000    0       0
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